Accrued liabilities and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued liabilities and other current liabilities
Broadcasters cost and revenue sharing fees	¥ 570,483		¥ 778,407
Salaries and welfare	170,420		169,022
Payable for construction in progress	62,124		72,090
Marketing and promotion expenses	53,013		58,877
License fees and content cost	44,611		74,590
Other taxes payable	41,783		34,652
Bandwidth and server custody fees	32,014		44,096
Deposits from content providers, suppliers and advertising customers	5,630		41,400
Others	52,359		87,815
Total	¥ 1,032,437	$ 147,637	¥ 1,360,949